Commitments And Contingencies (Summary Of Future Minimum Rentals Under Non-Cancellable Operating Leases) (Details) (USD $)	Sep. 30, 2013
Commitments And Contingencies [Abstract]
Remainder of 2013	$ 48,482
2014	$ 80,809